As filed with the Securities and Exchange Commission on March 26, 2024

Securities Act File No. 33-4959

Investment Company Act File No. 811-1355

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 149	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 151	☒
(Check appropriate box or boxes)

THE ALGER FUNDS

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

100 Pearl Street, 27th Floor New York, New York 10004
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 212-806-8800

Tina Payne, Esq. Fred Alger Management, LLC 100 Pearl Street, 27th Floor New York, NY 10004	Copy to: Nicole M. Runyan, Esq. Kirkland & Ellis LLP 601 Lexington Avenue New York, NY 10022
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b), or

☒	on April 1, 2024 pursuant to paragraph (b), or

☐	60 days after filing pursuant to paragraph (a)(1), or

☐	on (date) pursuant to paragraph (a)(1), or

☐	75 days after filing pursuant to paragraph (a)(2), or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 149 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 151 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of The Alger Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 1, 2024, the effectiveness of the registration statement for Alger Concentrated Equity Fund and Alger Artificial Intelligence Fund (the “Funds”), filed in Post-Effective Amendment No. 145 on December 26, 2023, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 149 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, The Alger Funds (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on March 26, 2024.

THE ALGER FUNDS

By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Tina Payne
Tina Payne, Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Hal Liebes	President	March 26, 2024
Hal Liebes	(Principal Executive Officer)

/s/ Michael D. Martins	Treasurer	March 26, 2024
Michael D. Martins	(Principal Financial Officer)

*	Trustee	March 26, 2024
Charles F. Baird

*	Trustee	March 26, 2024
Hilary M. Alger

*	Trustee	March 26, 2024
David Rosenberg

*	Trustee	March 26, 2024
Nathan E. Saint-Amand

*By:	/s/ Hal Liebes
Hal Liebes
Attorney-In-Fact